Financial Risk Management - Additional Information (Detail 2) R$ in Thousands, $ in Millions	1 Months Ended		3 Months Ended	6 Months Ended
	Jun. 30, 2020 BRL (R$)	Apr. 30, 2020	Jun. 30, 2020 BRL (R$)	Jun. 30, 2020 BRL (R$)	Jun. 30, 2020 USD ($)
Covid 19 Impact
Percentage of closure of retail stores due to lockdown	16.00%	87.00%	90.00%
Percentage of Covid 19 impact on sale offset				90.00%	90.00%
Percentage of reopened retail stores after lockdown	60.00%
Percentage of increse in production capacity of essential products			30.00%
Amount raised in private placement	R$ 2,000,000		R$ 2,000,000	R$ 2,000,000
Amount of new financing raised	750,000		750,000	750,000
Amount of cash position	R$ 4,820		R$ 4,820	4,820
Cyber incident impact
Cyber incident impact on revenue of Avon				R$ 450,000	$ 87